NATIONWIDE MUTUAL FUNDS
Nationwide International Index Fund
Nationwide Small Cap Index Fund

Supplement dated May 14, 2015
to the Prospectus dated March 1, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide International Index Fund

1. The Fees and Expenses table for the Nationwide International Index Fund on page 6 of the Prospectus is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%	0.24%	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses1	0.21%	0.14%	0.31%	0.06%
Total Annual Fund Operating Expenses	0.70%	1.38%	1.05%	0.30%
1	“Other Expenses” has been restated to reflect current fees.

2. The Example tables for the Nationwide International Index Fund on page 7 of the Prospectus are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$642	$786	$942	$1,395
Class C shares	240	437	755	1,657
Class R shares	107	334	579	1,283
Institutional Class shares	31	97	169	381

	1 Year	3 Years	5 Years	10 Years
Class C shares	$140	$437	$755	$1,657

3. The following information for the Nationwide International Index Fund in the second paragraph under “Administrative Services Fees” on page 33 of the Prospectus is deleted and replaced with the following:

Nationwide International Index Fund Class A, Class C and Class R shares: 0.15%, 0.08% and 0.25%, respectively.

Nationwide Small Cap Index Fund

1. The Fees and Expenses table for the Nationwide Small Cap Index Fund on page 15 of the Prospectus is deleted and restated as follows:

	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.19%	0.19%	0.19%	0.19%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses1	0.23%	0.17%	0.33%	0.08%
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses	0.73%	1.42%	1.08%	0.33%
1	“Other Expenses” has been restated to reflect current fees.

2. The Example tables for the Nationwide Small Cap Index Fund on page 16 of the Prospectus are deleted and restated as follows:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$645	$795	$958	$1,429
Class C shares	245	449	776	1,702
Class R shares	110	343	595	1,317
Institutional Class shares	34	106	185	418

	1 Year	3 Years	5 Years	10 Years
Class C shares	$145	$449	$776	$1,702

3. The following information for the Nationwide Small Cap Index Fund in the second paragraph under “Administrative Services Fees” on page 33 of the Prospectus is deleted and replaced with the following:

Nationwide Small Cap Index Fund Class A, Class C and Class R shares: 0.15%, 0.09% and 0.25%, respectively.